Geographic and Other Information - Revenues Classified by Major Geographical Areas (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue	$ 193,043	$ 188,523	$ 182,431	$ 177,318	$ 171,936	$ 160,167	$ 151,992	$ 145,750	$ 741,315	$ 629,845	$ 520,296
United States [Member]
Segment Reporting Information [Line Items]
Revenue									465,446	409,765	359,889
International [Member]
Segment Reporting Information [Line Items]
Revenue									$ 275,869	$ 220,080	$ 160,407